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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                March 31, 2003
                                                              --------------

Check here if Amendment [_]; Amendment Number:
                                               _____________________________
This Amendment (Check only one.):      [_]  is a restatement.
                                       [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      NewBridge Partners, LLC
           -----------------------------------------------------
Address:   535 Madison Avenue, 14/th/ floor
           -----------------------------------------------------
           New York, New York  10022
           -----------------------------------------------------

           -----------------------------------------------------

Form 13F File Number:            28-5523
                                 -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Anna Lynn LaRochelle
           -----------------------------------------------------
Title:     Operations Manager
           -----------------------------------------------------
Phone:     (212) 745-1000
           -----------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Anna Lynn LaRochelle            New York, New York               May 8, 2003
---------------------------         ----------------------------     -----------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if o holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            ------------------------------------

Form 13F Information Table Entry Total:     58
                                            ------------------------------------

Form 13F Information Table Value Total:     $1,547,602
                                            ------------------------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

               No.         Form 13F File Number         Name

               None        28-5523                      NewBridge Partners, LLC
               ----        -------                      -----------------------

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
------------------------------------------------------------------------------------------------------------------
                                              NewBridge Partners, LLC
                                          Discretionary Ownership for 13F
                                              As of March 31, 2003

          (COLUMN 1)  (COLUMN 2) (COLUMN 3) (COLUMN 4)          (COLUMN 5)              (COLUMN 6)      (COLUMN 7)
             NAME       TITLE                  FAIR             SHARES OR          INVESTMENT DISCRETION
              OF          OF      CUSIP       VALUE             PRINCIPAL  PUT/           SHARES          OTHER
            ISSUER      CLASS     NUMBER      x1000              AMOUNT    CALL   SOLE    SHARED   OTHER   MGRS
---------------------------- -------------------------------------------------------------------------------------
A O L TIME WARNER       COMMON   00184A105    1,420     10.8600   130,735        130,735
AFFILIATED COMPUTER S   COMMON   008190100   65,820     44.2600 1,487,129      1,483,764    465   2,900
ALLERGAN INC COM        COMMON   018490102   65,129     68.2100   954,825        953,690    335     800
AMERICAN INTL GROUP I   COMMON   026874107   73,023     49.4500 1,476,709      1,464,888    385  11,436
AMGEN INC COM           COMMON   031162100   82,834     57.5500 1,439,334      1,435,654    680   3,000
APOLLO GROUP INC CL A   COMMON   037604105   38,216     49.9000   765,842        764,652    290     900
APPLIED MATLS INC COM   COMMON   038222105      366     12.5800    29,065         29,065
BED BATH & BEYOND INC   COMMON   075896100   51,061     34.5400 1,478,306      1,473,931    675   3,700
BERKSHIRE HATHAWAY IN   COMMON   084670207    3,971  2,137.0000     1,858          1,858
CELESTICA INC SUB VTG   COMMON   15101Q108      457     11.4300    40,015         40,015
CISCO SYSTEMS INC COM   COMMON   17275R102   65,810     12.9800 5,070,094      4,996,344    250  73,500
CITIGROUP INC COM       COMMON   172967101   72,239     34.4500 2,096,912      2,069,859  1,153  25,900
CLEAR CHANNEL COMMUNI   COMMON   184502102   57,858     33.9200 1,705,708      1,705,338    370
COCA COLA CO            COMMON   191216100      587     40.4800    14,500          3,000         11,500
COLGATE PALMOLIVE CO    COMMON   194162103      708     54.4400    13,000                        13,000
DELL COMPUTER CORP CO   COMMON   247025109      300     27.3100    11,000         11,000
DU PONT E I DE NEMOUR   COMMON   263534109      291     38.8600     7,500          7,500
E M C CORP MASS COM     COMMON   268648102      924      7.2300   127,781         91,781         36,000
EBAY INC COM            COMMON   278642103      778     85.3100     9,120          9,120
ELECTRONIC ARTS INC C   COMMON   285512109      657     58.6400    11,200         11,200
EXXON CORPORATION       COMMON   30231G102    1,043     34.9500    29,850         11,850         18,000
FEDERAL HOME LN MTG C   COMMON   313400301   70,408     53.1000 1,325,955      1,323,630    325   2,000
FEDERAL NAT MORTGAGE    COMMON   313586109      369     65.3499     5,650          5,650
FIRST DATA CORP COM     COMMON   319963104   86,989     37.0100 2,350,421      2,334,701    620  15,100
FOREST LABS INC COM     COMMON   345838106  103,743     53.9700 1,922,237      1,910,107    980  11,150
GENERAL ELEC CO         COMMON   369604103    1,797     25.5000    70,455         70,455
GENERAL MTRS CORP CL    COMMON   370442832      652     11.2000    58,182         58,182
HARLEY DAVIDSON INC C   COMMON   412822108   32,993     39.7100   830,849        821,209    640   9,000
HOME DEPOT INC COM      COMMON   437076102    1,508     24.3598    61,920         43,920         18,000
HUNTINGTON BANCSHARES   COMMON   446150104    1,032     18.5900    55,500         55,500
I B M                   COMMON   459200101      717     78.4300     9,141          9,141
INTEL CORP COM          COMMON   458140100      995     16.2800    61,089         61,089
INTUIT INC COM          COMMON   461202103   29,893     37.2000   803,579        801,739    315   1,525
JOHNSON & JOHNSON       COMMON   478160104    1,153     57.8700    19,925          8,725         11,200
KOHLS CORP COM          COMMON   500255104   63,004     56.5800 1,113,545      1,111,415    530   1,600
LABORATORY CORP AMER    COMMON   50540R409   31,259     29.6500 1,054,275      1,054,235     40
L-3 COMMUNICATIONS HL   COMMON   502424104   61,574     40.1700 1,532,824      1,528,834    340   3,650
MEDTRONIC INC COM       COMMON   585055106   82,639     45.1200 1,831,530      1,810,535  1,095  19,900
MERCK & CO INC          COMMON   589331107    1,094     54.7800    19,966         18,966          1,000
MERRILL LYNCH & CO IN   COMMON   590188108   64,456     35.4000 1,820,792      1,805,362    430  15,000
MICROSOFT CORP COM      COMMON   594918104    6,010     24.2100   248,231        221,231         27,000
NOKIA CORP ADR SPONSO   COMMON   654902204      951     14.0099    67,848         51,848         16,000
ORACLE SYS CORP         COMMON   68389X105      666     10.8490    61,382         61,382
PFIZER INC              COMMON   717081103   90,039     31.1600 2,889,589      2,867,114    875  21,600


                       -------------------------------




                                 (COLUMN 8)
                              VOTING AUTHORITY
                                   SHARES
                          SOLE     SHARED     OTHER
                       -------------------------------
A O L TIME WARNER         38,888         0     91,847
AFFILIATED COMPUTER S    904,650     2,809    579,670
ALLERGAN INC COM         574,250     2,175    378,400
AMERICAN INTL GROUP I    938,432     5,737    532,540
AMGEN INC COM            938,836     4,475    496,023
APOLLO GROUP INC CL A    447,958     3,459    314,425
APPLIED MATLS INC COM     21,080         0      7,985
BED BATH & BEYOND INC    852,467     6,454    619,385
BERKSHIRE HATHAWAY IN          0         0      1,858
CELESTICA INC SUB VTG     30,655         0      9,360
CISCO SYSTEMS INC COM  2,738,308    39,377  2,292,409
CITIGROUP INC COM      1,168,793     8,718    919,401
CLEAR CHANNEL COMMUNI  1,081,261     2,930    621,517
COCA COLA CO                   0         0     14,500
COLGATE PALMOLIVE CO           0         0     13,000
DELL COMPUTER CORP CO          0         0     11,000
DU PONT E I DE NEMOUR          0         0      7,500
E M C CORP MASS COM       56,341         0     71,440
EBAY INC COM               6,780         0      2,340
ELECTRONIC ARTS INC C      8,955         0      2,245
EXXON CORPORATION              0         0     29,850
FEDERAL HOME LN MTG C    835,416     3,440    487,099
FEDERAL NAT MORTGAGE           0         0      5,650
FIRST DATA CORP COM    1,421,508     6,174    922,739
FOREST LABS INC COM    1,205,357     8,360    708,520
GENERAL ELEC CO                0         0     70,455
GENERAL MTRS CORP CL      44,922         0     13,260
HARLEY DAVIDSON INC C    491,333     2,905    336,611
HOME DEPOT INC COM           575         0     61,345
HUNTINGTON BANCSHARES          0         0     55,500
I B M                          0         0      9,141
INTEL CORP COM             4,389         0     56,700
INTUIT INC COM           487,287     2,775    313,517
JOHNSON & JOHNSON             50         0     19,875
KOHLS CORP COM           737,001     3,165    373,379
LABORATORY CORP AMER     586,557     2,330    465,388
L-3 COMMUNICATIONS HL  1,009,245     3,300    520,279
MEDTRONIC INC COM      1,044,926     9,784    776,820
MERCK & CO INC               200         0     19,766
MERRILL LYNCH & CO IN  1,014,224     7,669    798,899
MICROSOFT CORP COM        40,141         0    208,090
NOKIA CORP ADR SPONSO     41,964         0     25,884
ORACLE SYS CORP           47,951         0     13,431
PFIZER INC             1,783,390    13,017  1,093,182

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
PRINS RECYCLING CORP   COMMON  742544109         0     0.0001    18,000       18,000                        18,000       0         0
QUALCOMM INC COM       COMMON  747525103    38,851    36.0000 1,079,192    1,078,767   425                 730,766   1,715   346,711
ROYAL DUTCH PETE CO N  COMMON  780257804       428    40.7500    10,500                     10,500               0       0    10,500
S L M CORPORATION COM  COMMON  78442P106    97,858   110.9201   882,239      880,489   350   1,400         516,098   3,684   362,457
SCHWAB CHARLES CORP N  COMMON  808513105       721     7.2200    99,926       49,926        50,000           5,501       0    94,425
ST JUDE MED INC COM    COMMON  790849103    12,314    48.7500   252,600      252,600                             0       0   252,600
SUN MICROSYSTEMS INC   COMMON  866810104       339     3.2600   103,875      103,875                        81,075       0    22,800
SYMANTEC CORP COM      COMMON  871503108    31,340    39.1800   799,908      798,068   340   1,500         473,998   2,785   323,125
TEXAS INSTRS INC COM   COMMON  882508104       776    16.3700    47,419       47,419                        35,367       0    12,052
UNILEVER N V WI        COMMON  904784709       212    59.4399     3,571                      3,571               0       0     3,571
UTSTARCOM INC COM      COMMON  918076100       408    19.9900    20,440       20,440                        13,785       0     6,655
WAL MART STORES INC    COMMON  931142103     2,130    52.0300    40,936       39,936         1,000               0       0    40,936
WRIGLEY WM JR CO       COMMON  982526105     1,356    56.5000    24,000                     24,000               0       0    24,000
ZIMMER HLDGS INC COM   COMMON  98956P102    43,436    48.6300   893,186      891,086   400   1,700         558,473   4,118   330,595

TOTAL                                    1,547,602